Segment information	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [abstract]
Segment information

5. Segment information

For management purposes, the Group is organized into lines of business (LOBs) based on its products and services and has reportable segments as mentioned below. The LOBs offer different products and services, and are managed separately because the nature of products and methods used to distribute the services are different. For each of these LOBs, Chief Executive Officer (CEO) reviews internal management reports. Accordingly, the Chief Executive Officer (CEO) is construed to be the Chief Operating Decision Maker (CODM). Segment revenue less service cost from each LOB’s are reported and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1.	Air Ticketing: Through internet, mobile based platform and call-centers, the Group provides the facility to book and service international and domestic air tickets to ultimate customers through B2C (Business to Consumer), Business to Enterprise (B2E) and B2B2C (Business to Business to Consumer) channels. All these channels share similar characteristics as they are engaged in facilitation of booking of air tickets. Management believes that it is appropriate to aggregate these channels as one reporting segment due to the similarities in the nature of business.
2.	Hotels and Packages: Through an internet and mobile based platform and call-centers, the group provides holiday packages and hotel reservations. For internal reporting purpose, the revenue related to Airline Ticketing issued as a component of group developed holiday package is assigned to Hotel and Package segment and is recorded on a gross basis. The hotel reservations form integral part of the holiday packages and, accordingly, management believes that it is appropriate to aggregate these services as one reportable segment due to similarities in the nature of services.
3.	Other operations primarily include the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers, income from sale of rail and bus tickets, income from freight forwarding services and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Information about Reportable Segments:

Particulars	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021

Segment revenue	5,708,152	3,957,989	1,487,465	6,162,926	3,707,534	372,807	1,058,953	1,080,202	220,583	12,930,031	8,745,725	2,080,855
Service cost	-	-	-	(4,282,803)	(2,922,929)	(22,276)	-	-	-	(4,282,803)	(2,922,929)	(22,276)
Segment results	5,708,152	3,957,989	1,487,465	1,880,123	784,605	350,531	1,058,953	1,080,202	220,583	8,647,228	5,822,796	2,058,579
Other income										263,785	159,631	132,045
Unallocated expenses										(10,907,466)	(5,719,113)	(2,646,401)
Operating loss (before depreciation and amortization)										(1,996,453)	263,314	(455,777)
Finance cost										(263,290)	(193,287)	(117,252)
Depreciation and amortization										(581,746)	(666,369)	(749,480)
Impairment of goodwill										-	(221,999)	(264,909)
Finance income										41,310	58,641	81,604
Share of loss of joint venture										(12,772)	(10,784)	(3,962)
Change in fair value of warrants- gain/(loss)										1,667,193	94	378,994
Loss before taxes										(1,145,758)	(770,390)	(1,130,782)
Tax expense										(47,837)	(69,805)	(64,096)
Loss for the period										(1,193,595)	(840,195)	(1,194,878)

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Assets and liabilities are not identified to any reportable segments, since the Group uses them interchangeably across segments and, consequently, the Management believes that it is not practicable to provide segment disclosures relating to total assets and liabilities.

Reconciliation of information on Reportable Segments to IFRS measures:

	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
Segment revenue	5,708,152	3,957,989	1,487,465	6,162,926	3,707,534	372,807	1,058,953	1,080,202	220,583	12,930,031	8,745,725	2,080,855
Less: customer inducement and acquisition costs**	(2,258,887)	(1,348,471)	(594,426)	(1,248,506)	(105,736)	(199,409)	(64,058)	(32,163)	(15,752)	(3,571,451)	(1,486,370)	(809,587)
Revenue	3,449,265	2,609,518	893,039	4,914,420	3,601,798	173,398	994,895	1,048,039	204,831	9,358,580	7,259,355	1,271,268

Unallocated expenses	(10,907,467)	(5,719,112)	(2,646,401)
Less: customer inducement and acquisition costs**	3,571,451	1,486,370	809,587
Unallocated expenses	(7,336,016)	(4,232,742)	(1,836,814)

Notes: **For purposes of reporting to the CODM, certain promotion expenses including upfront cash incentives, loyalty programs costs for customer inducement and acquisition costs for promoting transactions across various booking platforms, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses (included under Unallocated expenses).

Geographical Information:

Given that Company’s products and services are available on a technology platform to customers globally, consequently, the necessary information to track accurate geographical location of customers is not available.

Non-current assets are disclosed based on respective physical location of the assets

	Non-current Assets*
	March 31, 2020	March 31, 2021
India	2,302,389	1,362,703
Others	1,288	1,519
Total	2,303,677	1,364,222

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Major Customers:

Considering the nature of business, customers normally include individuals and business enterprises. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.